Amounts Payable and Other Liabilities	12 Months Ended
Jul. 31, 2018
Amounts Payable And Other Liabilities
Amounts Payable and Other Liabilities
6.	Amounts Payable and Other Liabilities

	Year ended July 31,
	2018	2017
Amounts payable	–	$1,323